First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.7%
	Alabama – 3.9%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$231,227
5,000,000	AL Fed Aid Hwy Fin Auth Spl Oblig Rev GARVEE (Pre-refunded maturity 09/01/24)	3.10%	09/01/29	4,990,926
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	511,964
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,600,829
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	9,971,336
5,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	5,251,660
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,028,476
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,318,632
1,000,000	Columbia AL Indl Dev Brd Poll Control Rev Adj Ref AL Pwr Co Proj (a)	4.70%	06/01/28	1,000,000
2,000,000	Columbia AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co Proj, Ser B (a)	4.70%	12/01/37	2,000,000
4,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	4,953,494
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	447,304
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	330,161
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	406,719
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	961,730
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	461,140
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	943,637
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	704,262
4,000,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	3,969,605
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	826,186
325,000	Mobile AL Impt Dist Sales Tax Rev McGowin Park Proj, Ser A	5.00%	08/01/25	322,327
500,000	Mobile Cnty AL Impt Warrants (Pre-refunded maturity 08/01/25)	5.00%	08/01/30	518,832
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/30	611,255
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/31	847,186
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/32	834,675
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/33	709,796
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/34	861,324
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/35	859,957
3,000,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	2,993,150
8,050,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	7,930,831
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1 (Mandatory put 08/01/28)	5.00%	05/01/53	2,064,132
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3 (Mandatory put 12/01/29)	5.50%	01/01/53	1,598,972
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,044,380
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	109,784

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	$5,132,857
				74,348,746
	Alaska – 0.2%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	1,862,556
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	433,620
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,427,268
				3,723,444
	Arizona – 2.2%
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (c)	5.00%	07/01/49	913,326
530,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/30	504,270
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/40	773,260
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	171,483
500,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (c)	4.00%	07/15/30	479,508
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Social Bonds, Ser A	4.00%	07/01/41	452,725
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (c)	5.00%	07/01/37	367,984
680,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/26	682,234
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (c)	5.00%	07/01/37	1,010,730
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/51	372,865
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/56	687,998
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (c)	4.00%	12/15/51	584,854
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	444,086
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	484,998
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	573,528
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	715,688
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,431,232
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/28	1,093,453
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,056,053
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,007,012
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,502,594
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	206,540
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	836,139
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	437,714
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	451,742
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	701,657
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	986,301
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,018,401

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	$483,073
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	500,661
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/39	1,048,847
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/49	908,539
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (c)	4.00%	07/01/26	294,014
1,475,000	Maricopa Cnty AZ Spl Hlthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,586,552
225,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (c)	4.00%	07/01/26	218,546
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/35	3,659,461
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/41	4,159,753
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	315,334
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	314,668
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	313,523
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	882,547
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	705,985
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	204,945
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	806,470
				42,351,293
	Arkansas – 0.0%
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	369,372
	California – 7.8%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,370,754
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond Clean Energy Proj, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,148,707
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,489,827
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	1,989,519
225,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	249,252
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	221,009
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	253,376
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	154,220
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	252,843

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	$494,401
800,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (c)	4.50%	07/01/26	807,365
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/32	471,812
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/33	491,812
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/43	2,011,071
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (c)	5.00%	07/01/39	1,373,175
455,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (c)	4.00%	07/01/26	444,592
800,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (c)	5.00%	07/01/32	785,313
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (c)	5.00%	07/01/40	660,837
1,055,000	CA St	5.00%	10/01/45	1,188,182
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	225,360
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	473,912
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	426,164
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	647,965
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	445,547
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (c)	4.00%	07/01/26	291,869
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (c)	5.00%	07/01/38	489,690
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,531,451
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,821,308
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,116,753
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	209,707
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/40	977,046
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/41	970,319
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	522,277
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,253,557
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	602,134
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,002,255
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	998,767
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,049,630
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,485,881
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	742,105
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	686,785
2,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,985,325
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	974,364
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 05/01/23) (c)	3.88%	08/01/23	1,000,000
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	987,484
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (c)	5.00%	07/01/37	5,991,429
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,043,041
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,814,875
500,000	CA St Ref, Ser C	5.00%	09/01/32	519,626
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/30	357,621
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/33	458,681

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (c)	5.00%	11/01/32	$512,837
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	104,082
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	203,113
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	391,276
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	331,531
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	274,943
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (c)	4.00%	07/01/56	702,257
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (c)	4.00%	07/01/56	735,725
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,229,860
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	129,751
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	154,817
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	154,967
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	158,129
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	160,945
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	250,727
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	266,869
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	283,024
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	519,538
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS (Pre-refunded maturity 10/01/24)	5.00%	04/01/32	511,161
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	302,344
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,410,597
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,092,803
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	187,268
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	389,641
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	133,016
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,159,664
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	840,835
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	897,175
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref (Pre-refunded maturity 08/01/26)	5.00%	08/01/30	885,535
45,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	45,113
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Green Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,192,357
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	213,326
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,282,661
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Green Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,674,406
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Green Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,725,352

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	$1,431,494
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	415,546
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,133,112
3,310,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	3,698,811
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,289,398
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	105,339
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,261,654
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	335,250
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	185,901
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	159,319
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	153,850
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	174,966
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,739,525
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,465,253
2,350,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	2,627,052
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	113,939
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	173,589
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	496,060
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	490,285
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	213,703
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	223,815
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	514,165
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/35	643,014
110,000	Roseville CA Spl Tax	5.00%	09/01/30	117,353
100,000	Roseville CA Spl Tax	5.00%	09/01/31	106,637
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	335,143
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	568,222
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	204,414
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	284,391
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	458,372
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	608,051
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	261,015
220,000	Sacramento CA Spl Tax	4.00%	09/01/31	220,920
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	315,810
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	515,664
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	603,977
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	538,377
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,090,329

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	$1,327,075
6,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/38	6,306,491
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,050,490
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,092,862
700,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (c)	4.00%	09/01/41	614,108
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	186,198
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	145,833
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	336,401
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	245,630
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	300,570
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	479,075
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	887,848
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	295,620
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	776,879
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,341,432
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,845,174
4,000,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	4,134,562
1,000,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,092,446
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	155,743
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	378,356
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	163,206
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	258,480
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	103,285
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	384,897
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,002,480
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/34	1,094,576
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/35	1,631,054
650,000	Tulare CA Loc Hlthcare Dist Ref, BAM	4.00%	08/01/35	667,226
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	895,364
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	310,040
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	609,747
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	505,296
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,104,299
				149,465,098
	Colorado – 7.0%
5,000,000	Adams & Weld Cntys CO Sch Dist #27J Brighton	5.00%	12/01/40	5,146,174
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	926,546
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,504,836
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	255,841

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	$1,159,335
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	472,119
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	264,465
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	628,572
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	401,468
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (c)	5.00%	07/01/36	1,884,122
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	675,828
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/35	2,293,061
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/45	4,037,816
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,028,105
3,000,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	3,012,247
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,195,015
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	266,250
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,477,548
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,607,524
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,121,402
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,594,958
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	300,841
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	351,056
10,640,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	10,621,706
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (b) (d)	5.25%	11/01/32	300,000
325,000	CO St Ref, COPS	4.00%	06/15/37	332,190
2,500,000	CO St, Ser A, COPS	5.00%	12/15/34	2,866,966
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,107,170
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	511,935
1,585,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,709,327
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	190,953
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	344,272
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	527,446
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	344,796
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	516,226
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,334,146
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,312,065
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,013,021
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,055,838
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,484,466
4,465,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	4,764,658
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,676,816
3,190,000	Denver City & Cnty CO Sch Dist 1 Ref, Ser B	3.50%	12/01/28	3,201,838
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,026,619
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	621,632
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,789,833
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (c)	5.00%	12/01/51	1,681,488

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	$534,464
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	598,834
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	424,558
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	226,709
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	199,374
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,496,950
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	924,648
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	819,766
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	840,662
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	924,270
300,000	Larimer Weld & Boulder Cnty CO Sch Dist #R-2J Thompson	5.00%	12/15/30	332,777
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	99,805
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	175,139
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,109,222
1,170,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,047,236
1,700,000	Nexus N at DIA Met Dist CO	5.00%	12/01/51	1,479,885
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,504,928
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	153,946
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	153,140
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	157,416
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,007,833
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,054,779
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,053,878
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	456,886
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	30,591
1,150,000	Peak Met Dist #1 CO, Ser A (c)	5.00%	12/01/51	1,004,053
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	877,852
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,062,013
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	494,175
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	5.00%	12/15/41	2,472,321
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	606,035
5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	5,409,568
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	960,342
2,500,000	Riverwalk Metro Dist #2 CO, Ser A	5.00%	12/01/42	2,271,998
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,007,223
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (Pre-refunded maturity 12/01/23)	5.13%	12/01/37	569,194
1,500,000	Sky Ranch Cmnty Auth Brd CO Sr Bonds, Ser A	5.75%	12/01/52	1,414,925
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	187,128
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,946,608
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/37	711,185
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/42	664,608
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,340,834
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	480,538
1,210,000	Transport Met Dist #3 CO MDD, Ser 2021 A-1	5.00%	12/01/51	978,910

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	$1,297,764
				134,505,506
	Connecticut – 2.7%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,996,606
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,036,462
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	4,836,122
1,030,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	940,801
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,047,641
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,316,501
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	201,410
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	542,614
4,700,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	4,596,446
300,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser A-1	3.65%	11/15/32	298,376
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	1,914,488
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	6,047,422
1,445,000	CT St, Ser A	5.00%	04/15/29	1,552,950
500,000	CT St, Ser A	4.00%	01/15/36	520,143
5,000,000	CT St, Ser A	4.00%	01/15/37	5,155,120
5,145,000	CT St, Ser A	4.00%	04/15/37	5,216,246
5,695,000	CT St, Ser A	4.00%	01/15/38	5,792,510
560,000	CT St, Ser E	4.00%	10/15/35	568,760
625,000	Hamden CT, BAM	6.00%	08/15/33	710,567
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (c)	5.00%	04/01/39	501,459
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,623,164
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,040,257
				51,456,065
	Delaware – 0.5%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	336,370
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,765,117
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,215,572
1,821,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (c)	5.00%	07/01/28	1,833,558
				10,150,617
	District of Columbia – 0.6%
1,745,000	Dist of Columbia Wtr & Swr Auth Pub Util Rev Green Bond, Ser A	5.00%	10/01/39	1,870,898
1,640,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, AMT	5.00%	10/01/35	1,714,917
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,467,575
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	763,787
2,100,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, NATL-RE, AMT	5.00%	10/01/34	2,124,777
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	954,777
				10,896,731
	Florida – 6.3%
255,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	248,072
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	815,068
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	433,648

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	$3,070,274
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	770,506
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	989,143
200,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	198,906
95,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	94,888
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,860,990
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,683,259
1,840,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,827,467
500,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	489,391
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	893,352
1,000,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	875,452
320,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	301,937
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	783,095
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	781,921
140,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	132,869
1,165,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	897,783
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	976,567
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	197,015
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	151,751
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	293,118
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	376,122
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	589,095
725,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/37	735,709
825,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/38	830,842
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,137,514
105,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	105,324
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	374,216
1,000,000	Jacksonville FL Hlthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,067,861
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,054,747
6,000,000	Jea FL Elec Sys Rev Ref Subord, Ser A	4.00%	10/01/35	6,145,437
480,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/37	487,032
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/39	502,606
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	1,258,103
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	4.50%	05/01/26	159,064
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,650,284
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	446,935
1,115,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/31	1,078,982
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	988,592
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	322,384
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,341,524
4,225,000	Lee Memorial Hlth Sys Fl Hosp Rev Ref, Ser A-1	5.00%	04/01/44	4,378,522
1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (c)	5.00%	01/01/35	1,360,799

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$95,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	$94,953
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	278,714
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,008,710
6,000,000	Miami-Dade Cnty FL Aviation Rev Ref	5.00%	10/01/41	6,156,227
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,595,549
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,687,769
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	446,518
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	561,246
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,216,199
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/41	2,104,688
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,117,377
115,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	114,381
800,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	776,318
1,545,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,431,353
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	780,954
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	356,271
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	161,292
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	550,091
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,613,937
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	683,931
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	346,270
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,069,211
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,030,000
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	849,750
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Oblig Grp	5.00%	08/15/23	800,432
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	227,142
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	776,681
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,114,724
4,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c)	5.88%	01/01/33	4,543,446
45,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	3.50%	05/01/24	44,738
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	767,259
500,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	500,171
285,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	273,055
210,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	204,158
2,000,000	S Broward FL Hosp Dist Ref	4.00%	05/01/33	2,028,362
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	188,861
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	428,776
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	933,322
10,000,000	Saint Lucie Cnty FL Sol Wst Disp Ref FL Pwr & Light Co Pj (a)	4.65%	05/01/24	10,000,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (c)	4.13%	06/15/39	$296,393
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,528,454
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,383,738
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	2,905,726
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (c)	5.00%	03/01/30	2,264,171
210,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (c)	4.00%	11/01/24	209,075
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	2,816,446
1,260,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,001,592
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	508,974
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	131,661
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	130,272
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	216,291
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	269,435
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	268,489
455,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	485,390
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	392,701
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	291,161
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	249,151
810,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	766,136
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,063,089
90,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	89,752
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	100,566
40,000	Villamar CDD FL Spl Assmnt	3.75%	05/01/24	39,827
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	70,509
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	496,403
835,000	Westside FL CDD Spl Assmnt Rev Ref (c)	4.10%	05/01/37	760,466
1,500,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,488,211
110,000	WildBlue CDD FL Spl Assmnt (c)	3.50%	06/15/24	109,239
				120,354,320
	Georgia – 4.2%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	8,912,925
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	981,882
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,317,967
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	680,446
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj First Series Remk (Mandatory put 03/08/28)	3.95%	12/01/32	3,481,672
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,428,190
4,400,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, Ser 1 (a)	4.80%	11/01/48	4,400,000
6,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, Ser 1 (a)	4.68%	07/01/49	6,000,000
6,700,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	5.05%	11/01/52	6,700,000
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	632,852
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	514,098
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	358,289
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	406,780
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,792,057

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	$820,751
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	969,437
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,464,332
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	41,343
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	239,411
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	849,976
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	175,195
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,016,956
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,716,242
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,587,459
1,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	1,619,061
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,254,590
4,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	4,196,159
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj Remk, Ser 2 (Mandatory put 03/06/26)	3.88%	12/01/41	2,486,603
1,250,000	Monroe Cnty GA Dev Auth Var Gulf Pwr Co Proj, AMT (a)	4.60%	10/01/49	1,250,000
600,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	653,778
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/39	348,534
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/40	316,415
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	300,920
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/33	1,188,759
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/44	505,855
				79,608,934
	Guam – 0.4%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,016,068
5,000,000	Guam Intl Arpt Auth Prerefunded Gen, Ser C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	5,018,857
1,400,000	Guam Intl Arpt Auth Ref Gen, Ser C, AMT (Forward refunding 10/01/23)	6.38%	10/01/43	1,405,843
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	317,568
				7,758,336
	Hawaii – 0.7%
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,554,924
1,750,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	1,694,346
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,073,909
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	492,572

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii (Continued)
$2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	$2,483,362
				13,299,113
	Idaho – 0.2%
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,284,563
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,002,289
2,000,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	2,118,417
				4,405,269
	Illinois – 4.2%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,145,387
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,085,930
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,085,802
1,000,000	Chicago IL Brd Of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,108,065
1,250,000	Chicago IL Brd Of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,371,444
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	512,556
3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,628,844
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,825,881
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,140,412
560,000	Chicago IL Etm, Ser A	5.00%	01/01/27	597,495
1,375,000	Chicago IL Midway Arpt Rev Ref 2nd Lien, Ser A, AMT	5.00%	01/01/34	1,377,951
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	312,926
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	358,194
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,515,292
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	631,174
1,500,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	1,519,128
2,675,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/31	2,709,719
610,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	617,590
2,155,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/37	2,145,048
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	458,071
185,000	Chicago IL Ref Proj, Ser A (Forward refunding maturity 01/01/24)	5.00%	01/01/27	186,250
1,155,000	Chicago IL Ref Proj, Ser A (Forward refunding maturity 01/01/24)	5.00%	01/01/35	1,162,807
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	532,134
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	508,633
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	665,830
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	272,629
145,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/24	142,517
125,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/25	117,902
1,500,000	Chicago IL Unref, Ser A	5.00%	01/01/27	1,572,257
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,492,391
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	510,085
170,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	170,353
240,000	IL St	5.00%	05/01/24	242,394
125,000	IL St	5.00%	06/01/27	130,288
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	350,830
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	916,287
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,037,117
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	317,544

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	$1,017,439
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	550,679
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	874,010
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	35,237
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	506,124
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	96,558
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	471,943
320,000	IL St Ref	4.00%	08/01/25	320,030
115,000	IL St Ref, Ser B	5.00%	10/01/24	116,856
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,898,791
100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	107,453
1,500,000	IL St, Ser A	5.00%	12/01/26	1,576,020
2,500,000	IL St, Ser A	5.50%	03/01/42	2,754,829
2,000,000	IL St, Ser B	4.00%	12/01/37	1,977,636
750,000	IL St, Ser B	5.25%	05/01/38	820,054
1,000,000	IL St, Ser B	5.25%	05/01/39	1,088,770
6,200,000	IL St, Ser C	5.00%	11/01/29	6,597,439
1,250,000	IL St, Ser D	5.00%	11/01/23	1,253,940
1,005,000	IL St, Ser D	5.00%	11/01/24	1,022,409
325,000	IL St, Ser D	5.00%	11/01/26	341,012
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (c)	4.82%	01/01/41	1,377,741
500,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/28	515,232
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,295,693
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	769,458
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	3,888,060
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	424,056
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,055,187
145,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/26	151,462
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	685,607
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	110,524
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	125,715
2,740,000	Schaumburg IL Ref	4.00%	12/01/23	2,742,180
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	997,504
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	571,476
1,560,000	Woodford McLean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,578,193
				81,190,474
	Indiana – 1.6%
2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	2,443,788
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,358,830
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	1,999,277
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (c)	5.30%	01/01/32	219,818
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,023,167

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	$1,504,168
4,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	3,992,150
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,198,450
430,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	417,784
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,282,265
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,074,944
1,000,000	IN St Fin Auth Rev BHI Sr Living, Ser A (Pre-refunded maturity 11/15/23)	5.88%	11/15/41	1,005,876
600,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (e)	5.25%	07/01/28	596,131
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (e)	5.88%	07/01/38	999,447
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A (Forward refunding maturity 11/15/23)	5.75%	11/15/28	462,025
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A (Forward refunding maturity 11/15/23)	6.00%	11/15/28	55,277
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	520,188
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	288,816
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	574,424
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	417,225
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	521,336
1,690,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,364,872
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,542,680
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	342,754
				30,205,692
	Iowa – 0.8%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,100,449
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	793,793
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,423,019
2,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	2,041,741
8,190,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	8,342,378
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	220,527
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	303,280
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	196,092
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	291,420
				15,712,699
	Kansas – 0.9%
625,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	592,914
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	4,530,769
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,297,718
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,538,041
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	516,811
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	645,198

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	$593,784
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	514,796
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	536,838
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	610,083
1,045,000	Lenexa KS Hlthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,051,397
2,000,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	2,037,547
475,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	481,918
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (c)	5.75%	09/01/39	1,942,760
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre-refunded maturity 09/01/27)	5.00%	09/01/32	162,088
				17,052,662
	Kentucky – 2.9%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,390,139
5,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	5,509,908
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	468,734
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Communications Network Auth Proj, BAM	5.00%	09/01/49	3,695,060
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	153,804
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/36	286,974
3,000,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/41	3,086,854
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(f)	10/01/25	146,782
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	609,480
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,913,922
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	777,451
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	946,226
5,620,000	KY St Office Building Proj, Ser A, COPS	5.00%	04/15/38	5,993,577
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,242,697
440,000	KY St Univ Proj, COPS, BAM	4.00%	11/01/46	433,691
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,453,589
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,447,890
1,120,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	1,164,986
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A (g)	5.00%	10/01/40	1,407,134
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A (g)	5.00%	10/01/41	1,077,401
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Green Bond, Ser A	5.00%	05/15/29	325,607
12,000,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (a)	5.40%	08/01/61	12,000,000
				55,531,906
	Louisiana – 1.1%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,316,113
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,571,626

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	$6,379,433
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,038,307
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	264,113
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,752,429
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,450,331
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	781,418
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	781,086
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	208,302
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,359,165
1,050,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/28	1,074,267
1,000,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	981,920
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	684,854
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,669,195
				21,312,559
	Maryland – 1.4%
2,000,000	Baltimore Cnty MD	5.00%	03/01/29	2,242,766
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	522,158
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	594,551
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	593,479
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	677,346
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	629,101
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	657,115
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,026,958
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.75%	06/01/24	98,552
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.80%	06/01/25	121,206
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.85%	06/01/26	129,009
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	996,988
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	559,029
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	467,222
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	598,439
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,595,961
5,000,000	MD St First Ser	4.00%	06/01/29	5,031,091
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	841,168
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/32	1,051,195
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	250,517
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	222,624
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	678,931
1,000,000	MD St Ref, Ser 2-C	5.00%	08/01/24	1,018,105
1,000,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	09/01/37	1,131,827
2,685,000	Univ Sys of MD Aux Fac & Tuition Rev, Ser A	4.00%	04/01/34	2,734,970
				26,470,308

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts – 0.7%
$2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	$2,326,712
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,200,953
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (c)	5.00%	11/15/28	258,145
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,252,136
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,688,063
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,045,794
				12,771,803
	Michigan – 3.1%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	242,398
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	504,458
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	157,301
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	160,806
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	102,739
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	152,664
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlthcare Oblig Grp, Ser A	5.00%	07/01/44	754,930
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,049,661
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	4,905,914
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,334,736
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,046,223
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	890,996
2,000,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,069,488
325,000	MI St Fin Auth Rev Loc Govt Loan Prog Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	332,831
2,000,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	4.00%	02/15/47	1,893,374
375,000	MI St Fin Auth Rev Prerefunded CHE Trinity Hlth Credit Grp Ref, Ser 2013-5 (Pre-refunded maturity 12/01/29)	4.00%	12/01/40	403,120
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,491,658
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,227,278
2,155,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-4	5.00%	12/01/39	2,272,320
5,950,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	5,949,763
665,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	662,376
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,044,318
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,029,135
7,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	7,071,197
2,405,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/34	2,430,757
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.88%	10/01/23	124,895
4,000,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/33	4,044,276
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,615,243
565,000	MI St Hosp Fin Auth Ref Ascension Sr Credit Remk, Ser F7	5.00%	11/15/47	575,150
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,098,724
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	723,270
4,500,000	Univ of Michigan MI, Ser A	3.00%	04/01/28	4,484,408
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,087,198

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	$2,883,753
				59,817,358
	Minnesota – 0.5%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	391,451
1,500,000	Minneapolis MN Hlth Care Sys Rev Var Allina Hlth Sys, Ser A (Mandatory put 11/15/28)	5.00%	11/15/52	1,614,178
1,000,000	Minneapolis MN Hlth Care Sys Rev Var Allina Hlth Sys, Ser B (Mandatory put 11/15/30)	5.00%	11/15/53	1,102,816
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,508,327
580,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	594,455
4,000,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,091,719
				10,302,946
	Mississippi – 1.2%
10,400,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc, Ser H (a)	4.48%	11/01/35	10,400,000
2,700,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	4.90%	07/01/25	2,700,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,047,781
2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	2,129,457
500,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/32	511,860
1,215,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/33	1,243,819
				22,032,917
	Missouri – 1.3%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	297,916
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	312,976
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,215,096
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,110,543
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	711,597
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth Sys	5.00%	02/15/26	1,681,371
1,955,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/30	2,095,613
2,165,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod, Ser A, AMT	5.00%	03/01/29	2,316,307
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	225,743
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	425,508
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	990,345
340,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	292,226
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	806,979
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	698,963
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	245,404
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	975,464
650,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	628,678
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,878,619
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	1,998,935

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	$516,229
160,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	161,044
1,295,000	Saint Louis Cnty MO Spl Oblg Convention Ctr, Ser A	5.25%	12/01/38	1,412,773
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,075,930
				24,074,259
	Montana – 0.0%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	751,889
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	135,342
				887,231
	Nebraska – 0.4%
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,168,052
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	513,308
				6,681,360
	Nevada – 0.7%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	787,291
715,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	715,000
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,757,105
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,491,210
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.25%	06/01/27	227,108
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.50%	06/01/28	223,083
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,265,690
115,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	114,299
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	133,671
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	166,880
230,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	223,657
240,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	240,903
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	317,529
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,006,209
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	290,764
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,876,367
				13,836,766
	New Hampshire – 0.1%
1,500,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser A-3, AMT (Mandatory put 09/01/23)	4.00%	04/01/24	1,499,804
	New Jersey – 2.4%
2,000,000	Gloucester Twp NJ, Ser A, BANS	5.00%	07/25/24	2,025,685
1,600,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	1,600,337
150,000	NJ St Econ Dev Auth Motor Vehcl Sur Rev, Ser A, NATL-RE	5.25%	07/01/24	151,482
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	480,630
2,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	2,003,063
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,202,230
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,456,078
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,089,439

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	$359,816
1,050,000	NJ St Econ Dev Auth Rev Social Bonds, Ser QQQ	5.00%	06/15/31	1,176,777
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	498,914
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	746,755
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(f)	12/15/25	1,182,926
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	172,977
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/43	2,751,795
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,911,606
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	148,715
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,207,417
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	544,988
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/31	2,451,669
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,081,842
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,408,680
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	107,192
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	239,719
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	2,028,731
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	530,144
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	1,951,505
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,713,570
945,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	945,328
				45,170,010
	New Mexico – 0.5%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	340,044
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	301,581
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	210,349
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	328,594
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,006,480
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	581,457
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	383,592
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	304,378
150,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	149,774
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	227,855
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	236,051
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	244,152
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	252,310
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	356,174
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	880,747
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	998,867
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,349,243
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	492,933
				9,644,581

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York – 6.6%
$460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	$463,856
415,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	435,429
2,000,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,033,138
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,684,169
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	518,728
5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	5,063,800
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	397,686
2,150,000	Met Transprtn Auth NY Rev Ref Transprtn, Subser C-1	5.00%	11/15/34	2,201,392
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	841,063
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	4,920,547
750,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser CC-1	4.00%	06/15/42	750,011
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	189,544
6,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution Remk, Ser BB-2 (a)	4.55%	06/15/39	6,000,000
2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	2,296,182
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,025,931
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,554,085
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,182,345
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,523,959
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,588,110
500,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	542,516
1,000,000	NY City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,098,836
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	422,275
5,690,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/40	5,722,538
6,000,000	NY NY Fiscal 2022, Subser D-1	5.25%	05/01/39	6,859,576
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,584,414
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,327,617
6,000,000	NY NY, Ser F-1	5.00%	03/01/43	6,543,371
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	316,019
475,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Bd Fing Prog, Ser A, AGM	4.00%	10/01/35	490,389
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,606,138
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,602,610
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	2,951,163
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	189,320
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,495,719
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,674,103
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,245,560

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	$2,851,492
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	216,658
2,000,000	Onondaga Cnty NY Trust Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/39	2,191,946
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	500,445
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	469,156
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,192,099
700,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Sr Bonds, Ser A-2	4.00%	06/01/50	625,684
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	143,590
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	7,491,898
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,484,574
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	378,255
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	944,303
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	552,649
				126,384,888
	North Carolina – 0.8%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	280,951
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arp, Ser B, AMT	5.00%	07/01/29	963,409
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlthcare Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	601,234
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	788,891
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,394,969
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,023,091
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	428,138
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	923,795
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,563,577
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	442,456
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,287,563
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/29	650,420
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/32	485,234
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/37	774,309
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/47	516,206
3,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	3,525,322
				15,649,565
	North Dakota – 0.0%
500,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	4.00%	12/01/36	456,594

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio – 3.3%
$750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	$716,169
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	838,453
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	2,717,032
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	100,066
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	192,963
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,086,744
3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/37	2,993,517
2,375,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	2,210,751
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,031,618
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	344,805
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,011,968
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	81,828
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	428,984
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	4,994,506
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	343,039
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	276,369
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	419,844
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	1,647,736
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,029,275
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,069,409
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,154,119
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	600,844
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	397,820
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,331,723
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	588,763
1,760,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,769,675
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,180,974
5,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (c)	5.00%	07/01/49	5,280,896
3,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,631,203
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	968,448
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,100,086
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	991,923
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	1,982,380
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	903,939
500,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	4.50%	01/15/51	500,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	$162,979
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	351,510
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	490,024
2,720,000	OH St Univ, Ser A	4.00%	12/01/32	2,733,568
700,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/39	797,492
1,000,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/40	1,134,308
1,000,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/41	1,130,208
2,500,000	OH St, Ser T	5.00%	05/01/32	2,684,938
3,000,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	3,119,091
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	557,115
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	505,436
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,201,031
				63,785,569
	Oklahoma – 0.7%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	857,633
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	6,152,940
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	2,983,910
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,050,743
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,013,935
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	254,526
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,090,628
				13,404,315
	Oregon – 0.8%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	460,580
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	166,656
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	244,356
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,373,154
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,132,307
500,000	Oregon City OR	4.00%	06/01/37	509,229
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,038,549
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,048,131
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,584,781
4,950,000	Tri Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/32	5,353,445
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	993,801
				15,904,989
	Pennsylvania – 6.9%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,585,967
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	552,588
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,086,508
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,187,569

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$2,095,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	$2,093,674
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,639,551
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	999,185
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	508,688
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	464,068
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	698,098
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	987,269
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,193,327
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	417,450
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	762,485
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/25	1,024,651
410,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/26	426,921
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	1,078,049
500,000	Colonial PA Sch Dist	5.00%	02/15/36	510,430
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	309,389
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	281,826
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	311,696
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	51,186
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	107,491
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	66,542
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	291,760
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,160,886
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,006,730
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,661,095
145,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	145,878
350,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	350,457
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	291,567
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	403,608
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,205,313
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	105,757
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	121,576
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	258,880
290,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/35	305,125
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	736,982
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	793,806
2,500,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	5.00%	02/15/45	2,558,280
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	794,907
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	533,022
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,718,747
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	469,071

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	$1,016,036
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,061,820
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,058,334
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,830,539
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	613,660
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	442,845
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,869,182
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	418,987
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	434,491
3,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,912,798
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	479,217
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,096,224
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	311,165
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	567,271
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	620,174
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,005,987
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,000,493
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	1,904,034
2,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	2,800,207
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	488,357
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	100,572
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	200,868
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	590,004
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	141,579
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	554,371
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,881,445
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	516,244
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	48,786
4,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Ref Rep Svcs Inc Proj Remk, Ser A-2, AMT (Mandatory put 10/16/23)	4.10%	04/01/34	4,498,679
2,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 11/01/23)	3.88%	08/01/45	2,000,000
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev the Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,509,723
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,253,869
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,149,261
2,810,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,752,823
880,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	839,694
5,410,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,286,792

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	PA St Turnpike Commn Turnpike Rev Ref (Forward refunding maturity 12/01/24)	5.00%	12/01/33	$1,021,798
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord First Series	5.00%	12/01/38	833,281
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,116,958
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	606,606
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,047,465
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	573,497
4,500,000	PA St Turnpike Commn Turnpike Rev, Subser A	4.00%	12/01/45	4,401,330
3,690,000	PA St, First Ser	5.00%	06/15/34	3,736,888
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	208,819
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	312,864
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	1,176,796
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	723,642
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	622,390
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	364,493
2,250,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	1,864,960
1,000,000	Philadelphia PA Energy Auth Sustainability Bonds Philadelphia Street Lighting Proj, Ser A (g)	5.00%	11/01/41	1,091,952
1,000,000	Philadelphia PA Energy Auth Sustainability Bonds Philadelphia Street Lighting Proj, Ser A (g)	5.00%	11/01/42	1,087,804
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	298,592
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,043,095
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,061,994
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	527,315
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	538,208
750,000	Philadelphia PA Ref, Ser A (Pre-refunded maturity 01/15/24)	5.25%	07/15/28	756,395
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	1,951,369
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	341,549
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	232,822
2,000,000	S Estrn PA Transprtn Auth Asset Impt Prog	5.25%	06/01/40	2,263,127
3,650,000	S Estrn PA Transprtn Auth Asset Impt Prog	5.25%	06/01/41	4,124,926
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	311,909
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	337,217
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	242,405
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	406,636
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	410,574
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	261,663
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	312,709
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	258,284
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	202,505
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	302,460
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	300,960
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	245,411
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	100,169
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	127,438
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	185,599

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	$1,997,520
				131,448,980
	Puerto Rico – 0.8%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,755,487
6,558,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	6,518,657
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/27	366,694
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/31	1,096,903
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,303,421
				16,041,162
	Rhode Island – 0.3%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	162,744
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	346,778
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	247,983
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,150,937
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,491,344
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,705,722
				5,105,508
	South Carolina – 0.8%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	1,957,244
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,007,945
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,311,465
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,391
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	921,412
1,075,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	913,265
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	30,000
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,666,434
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,235,856
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,213,041
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	356,653
				14,613,706
	South Dakota – 0.2%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	808,692
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	534,940
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	528,304
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	427,634
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	108,338
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	190,393

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Dakota (Continued)
$640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	$578,093
				3,176,394
	Tennessee – 1.2%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	267,921
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	196,810
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	884,138
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,578,341
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	325,332
2,000,000	Memphis TN Hlth Eductnl & Hsg Fac Brd Mf Hsg Rev Var Memphis Towers Apts Proj Remk	3.40%	12/01/23	1,992,333
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,417,146
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	616,699
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	413,289
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	704,138
3,000,000	Met Govt Nashville & Davidson Cnty TN, Ser A	4.00%	01/01/37	3,109,615
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	676,438
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	844,093
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,148,134
5,000,000	TN St Sch Bond Auth Hgr Eductnl Facs 2nd Prog Ref, Ser B (Pre-refunded maturity 11/01/25)	5.00%	11/01/45	5,215,415
				23,389,842
	Texas – 8.0%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	458,514
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	586,464
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	574,165
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,248,214
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,033,444
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	454,279
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	384,606
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,319,252
2,630,000	Austin TX Elec Util Sys Rev Ref	5.00%	11/15/41	2,926,818
3,735,000	Austin TX Ref	3.15%	09/01/28	3,690,790
4,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	4,207,533
910,000	Bexar Cnty Tx Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	909,098
305,000	Celina TX Spl Assmnt Rev Ref the Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	311,183
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	879,717
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	747,966
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	474,865

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	$584,174
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	618,749
2,200,000	Clear Creek TX Indep Sch Dist Ref, Ser A	4.00%	02/15/33	2,214,725
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	500,591
645,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	638,086
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	475,761
1,300,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	1,364,279
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	466,932
4,350,000	Dallas-Fort Worth TX Intl Arpt Rev Ref, Ser A	4.00%	11/01/36	4,431,347
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	510,597
505,000	Gainesville TX CTFs Oblig	5.00%	02/15/36	568,197
535,000	Gainesville TX CTFs Oblig	5.00%	02/15/37	596,630
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,001,739
1,750,000	Galveston TX Indep Sch Dist	5.00%	02/01/37	1,924,240
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,009,200
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,126,146
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,705,082
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,732,162
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,419,821
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/37	2,513,119
3,770,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/41	4,125,931
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,789,632
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,781,071
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,159,756
2,500,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/39	2,454,706
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	244,154
750,000	Houston TX Arpt Sys Rev United Airlines Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	670,094
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,786,654
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,082,904
1,000,000	Houston TX Util Sys Rev Ref 1st Lien Subord, Ser D	5.00%	11/15/29	1,039,469
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/26	231,256
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/27	233,539
1,500,000	Irving TX Indep Sch Dist	5.00%	02/15/42	1,665,454
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (c)	3.38%	09/01/41	535,108
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (c)	4.63%	09/01/39	477,779
430,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (c)	4.35%	08/15/25	433,643
410,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (c)	4.20%	08/15/25	412,995
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,269,624
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,291,040
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,085,305
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	527,609
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,333,323
700,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/33	729,816

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$400,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	$421,606
610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	638,946
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	1,043,174
370,000	Mission TX CTFs Oblig, AGM	5.00%	02/15/30	397,786
4,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/23)	3.88%	05/01/50	4,000,000
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,446,617
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	4.25%	09/15/51	594,677
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (c)	4.75%	09/15/41	1,884,394
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,354,849
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,109,997
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	5,980,119
2,205,000	N TX Tollway Auth Rev Ref Second Tier, Ser A	5.00%	01/01/34	2,243,979
1,525,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,535,600
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	260,958
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,378,201
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,159,959
2,000,000	New Hope Cultural Edu Facs Fincorp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/36	1,735,227
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	578,566
1,550,000	Northside TX Indep Sch Dist Ref, Ser A	4.00%	08/15/33	1,588,458
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,648,682
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,746,426
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	763,600
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	828,163
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,717,535
250,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	257,097
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,404,068
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,608,033
2,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	2,780,718
2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	2,683,764
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	873,729
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	849,315
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	255,384
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,523,804
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,368,973
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	157,187
1,750,000	Univ of TX Perm Univ Fnd Ref, Ser A	4.00%	07/01/32	1,754,700
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,590,654
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	517,308

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	$155,948
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	125,764
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,407,270
2,000,000	Woodsboro TX Indep Sch Dist (g)	5.00%	08/15/43	2,186,998
				152,527,580
	Utah – 1.2%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (c)	4.00%	03/01/51	3,351,056
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,418,157
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,445,342
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,563,370
4,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	4,397,268
1,325,000	Intermountain Pwr Agy UT Pwr Sply Rev, Ser A (g)	5.25%	07/01/43	1,492,755
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,315,212
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,039,008
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT (g)	5.25%	07/01/37	1,175,624
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT (g)	5.25%	07/01/43	1,090,100
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	414,154
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	332,282
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (c)	5.00%	06/15/49	1,403,151
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	869,710
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A (Pre-refunded maturity 06/15/25)	5.00%	06/15/35	1,183,888
				23,491,077
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	561,700
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	749,896
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	590,182
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Waste Sys Inc Remk, AMT (Mandatory put 04/03/28) (c)	4.63%	04/01/36	1,973,886
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,602,899
				6,478,563
	Virginia – 1.3%
2,000,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	1,983,412
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,016,926
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Green Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,536,430
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,641,086
5,595,000	Richmond VA Pub Util Rev, Ser A	4.00%	01/15/38	5,663,140
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	192,853
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	304,825
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,090,169
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,026,762
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	721,121
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,564,272

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	$976,053
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	265,514
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AGM	5.25%	07/01/53	1,105,719
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre-refunded maturity 12/01/26)	5.00%	12/01/34	1,258,190
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,237,221
				25,583,693
	Washington – 2.8%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,254,590
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1 (Pre-refunded maturity 11/01/25)	5.00%	11/01/35	1,303,854
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Motor Ve Green Bond, Ser S-1	5.00%	11/01/31	1,002,249
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,282,213
1,500,000	FYI Properties WA Lease Rev Ref Green Bond WA Dis Proj	5.00%	06/01/38	1,597,397
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (c)	5.00%	01/01/32	544,819
1,580,000	King Cnty WA Var Ref, Ser A (a)	4.55%	01/01/46	1,580,000
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	641,763
2,445,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/33	2,696,227
1,725,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	1,806,037
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,308,921
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,085,344
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,497,307
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,136,394
1,325,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/36	1,378,510
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	540,517
1,760,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	1,530,514
3,240,000	WA St Convention Ctr Pub Facs Dist Sub for Exchange Pur Green Bond 2021 1st Priority, Ser B	4.00%	07/01/58	2,817,538
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	498,448
305,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/28	326,591
450,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/32	493,304
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (c)	7.00%	07/01/45	2,224,308
50,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/28	50,046
2,420,877	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	2,238,228
3,000,000	WA St Various Purp, Ser A	5.50%	08/01/29	3,000,000
2,000,000	WA St Various Purp, Ser D	5.00%	02/01/35	2,015,357
4,000,000	WA St, Ser A-3 Bid Grp 3	5.00%	08/01/45	4,413,550
4,000,000	WA St, Ser B	5.00%	02/01/36	4,092,842
2,000,000	WA St, Ser C	5.00%	02/01/42	2,196,457
				53,553,325
	West Virginia – 0.1%
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (c)	4.25%	06/01/42	799,927

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	West Virginia (Continued)
$1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	$1,001,713
				1,801,640
	Wisconsin – 1.9%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	853,172
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,289,570
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (c)	5.00%	06/15/54	1,234,005
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (c)	5.00%	07/01/40	454,720
1,060,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	4.20%	07/15/27	1,020,342
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	5.13%	07/15/37	1,204,712
2,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	1,612,855
1,050,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,034,663
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,734,510
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,929,574
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Sers Inc, Ser A	4.00%	06/15/41	1,079,494
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	439,100
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,018,640
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,237,350
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,903,554
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	530,223
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (c)	5.00%	09/01/49	1,105,903
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (c)	5.00%	10/01/43	888,132
2,000,000	Pub Fin Auth WI Rev Green Bond Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,613,866
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c)	6.50%	01/01/41	1,194,348
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	562,201
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	492,313
1,595,000	Pub Fin Auth WI Stdt Hsg Rev Nc A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,596,487
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B (Pre-refunded maturity 05/01/26)	5.00%	05/01/34	1,367,352
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	793,119
1,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	1,706,722
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	1,778,524
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,195,641
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	177,705
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	716,924
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A (Pre-refunded maturity 09/15/23)	5.00%	09/15/30	435,756

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	$2,056,136
				36,257,613
	Wyoming – 0.2%
1,750,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,942,187
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,104,974
				3,047,161

Total Investments – 98.7%	1,888,990,343
(Cost $1,929,017,650)
Net Other Assets and Liabilities – 1.3%	24,236,613
Net Assets – 100.0%	$1,913,226,956

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	493	Sep 2023	$ (54,923,281)	$195,656
Ultra 10-Year U.S. Treasury Notes	Short	420	Sep 2023	(49,133,438)	468,776
				$(104,056,719)	$664,432

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $102,542,739 or 5.4% of net assets.
(d)	This issuer is in default and interest is not being accrued.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(f)	Zero coupon bond.
(g)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2023. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,888,990,343	$ —	$ 1,888,990,343	$ —
Futures Contracts	664,432	664,432	—	—
Total	$ 1,889,654,775	$ 664,432	$ 1,888,990,343	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of July 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$95,000	$99.88	$95,000	$94,888	0.00%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	600,000	99.36	603,816	596,131	0.03
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	99.94	1,003,050	999,447	0.05
				$1,701,866	$1,690,466	0.08%